SHAREHOLDERS’ EQUITY (Details Narrative)	Jun. 12, 2024 SGD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares	Jun. 30, 2024 $ / shares shares		Dec. 31, 2023 shares	Sep. 20, 2023 shares	Sep. 04, 2023 $ / shares shares	May 30, 2023 $ / shares shares
Class of Stock [Line Items]
Common stock, shares authorized		1,000,000,000,000	1,000,000,000,000				50,000	500,000,000
Common stock, par value | $ / shares		$ 0.0000005	$ 0.0000005				$ 1.00	$ 0.001
Common stock, shares issued		21,650,000	20,000,000	[1]		10		1
Common stock, shares outstanding		21,650,000	20,000,000	[1]
Stock splits, shares issued	10,000
Stock splits, shares outstanding	10,000
Shares at ratio	1-to-2,000
Adjusted stock split	2,000 for 1
Ordinary shares	2,000
Authorized share capital amount | $	$ 500,000
Mr. Gao ,shares	1,000,000,000,000
Hero Global Enterprises Limited [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	4,152,750
True Sage ,shares	10,547,250
Better Access [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	242,950
True Sage ,shares	617,050
Trillion Able [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	276,850
True Sage ,shares	703,150
Ms Kong [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	276,850
True Sage ,shares	703,150
United Source [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	254,250
True Sage ,shares	645,750
True Sage [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	276,850
True Sage ,shares	703,150
Mr Gao [Member]
Class of Stock [Line Items]
Mr. Gao ,shares	169,500
True Sage ,shares	430,500
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized								1
Common stock, shares issued	20,000,000
Common stock, shares outstanding	20,000,000				20,000,000
Common stock, no par value | $ / shares	$ 0.0000005

[1]	Giving retroactive effect to the 2,000 for 1 share split effected on June 12, 2024.